DEPOSITS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Noninterest-bearing	$ 68,170,743	$ 55,263,604
Interest-bearing transaction accounts	285,437,812	292,542,353
Savings	29,070,422	27,174,489
Time	127,627,662	127,559,246
Total deposits	$ 510,306,639	$ 502,539,692